Investment in Unconsolidated Partnerships (Summary of Selected Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment In Unconsolidated Partnerships [Line Items]
Total revenues					$ 7,359
Rental operations expenses and real estate taxes	19,868		10,701		5,495
Equity Method Investment Summarized Financial Information Loss from Continuing Operations	(11,301)		(2,311)		1,864
EquityMethodInvestmentSummarizedFinancialInformationGainonSaleFromDiscontinuedOperations	22,927		0		0
Equity Method Investment Summarized Financial Information Loss from Discontinued Operations	(6,677)		(11,312)		(15,477)
Management Fees Revenue	$ 1,011	[1]	$ 1,400	[1]	$ 2,700	[1]

[1]	The Company acts as the operating member or partner, as applicable, and day-to-day manager for the partnerships. The Company is entitled to receive fees for providing construction and development services (as applicable) and management services to the PREI joint ventures, which are reflected in tenant recoveries and other income in the consolidated statements of income.